Cash And Cash Equivalents (Schedule Of Cash And Cash Equivalents) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash, Cash Equivalents Details [Line Items]
Cash	¥ 807,817	¥ 847,980
Commercial paper and certificates of deposit, commercial paper and marketable securities purchased under agreements to resell	802	2,212
Time deposits, certificates of deposit and other	40,555	134,271
Total	¥ 849,174	¥ 984,463	¥ 961,433	¥ 1,020,143